Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2023
Stock-Based Compensation
Schedule of the stock-based compensation

	Nine Months Ended September 30,
	2022*	2023*

	(In thousands)
Cost of revenues	$7,597	$7,082
Sales and marketing	15,224	12,969
Product development	44,520	40,362
General and administrative	20,995	18,970
	$88,336	$79,383
*

Excluded non-cash stock-based compensation of US$7.5 million and US$6.7 million to SINA employees charged through Amount due from SINA for the nine months end September 30, 2022 and 2023, respectively.

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2022	3,563
Addition	10,000
Granted*	(3,945)
Cancelled/expired/forfeited	268
September 30, 2023	9,886

*     During the nine months ended September 30, 2023, 1.7 million restricted share units and 2.2 million options were granted under the 2023 Plan.

Summary of option activities under the Company's stock option program

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2022	3,019	$22.51	6.0	$—
Granted	2,177	$10.34
Exercised	—	$—
Cancelled/expired/forfeited	(63)	$23.36
September 30, 2023	5,133	$14.59	5.9	$18,829

Vested and expected to vest as of September 30, 2023	4,710	$11.62	6.2	$17,026
Exercisable as of September 30, 2023	1,237	$23.48	5.1	$—

Schedule of stock options outstanding

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
$3.87	2,172	$3.87	—	$—	6.8
$32.68	336	$32.68	250	$32.68	3.9
$21.15	2,625	$21.15	987	$21.15	5.5
	5,133	$14.59	1,237	$23.48	5.9

Performance-Based Restricted Share Units with Market Condition
Stock-Based Compensation
Summary of restricted share unit activities

The following table sets forth a summary of performance-based restricted share unit with market condition activities:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
December 31, 2022	1,640	$8.43
Awarded	1,640	$9.66
Vested	—	$—
Cancelled	—	$—
September 30, 2023	3,280	$9.04

Service Based Restricted Stock Units RSU
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
December 31, 2022	5,110	$43.71
Awarded	128	$17.95
Vested	(2,062)	$43.40
Cancelled	(205)	$39.10
September 30, 2023	2,971	$43.17